Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 10 – COMMITMENTS AND CONTINGENCIES

Legal Matters

From time to time, the Company is a party to various legal or administrative proceedings arising in the ordinary course of our business. While any litigation contains an element of uncertainty, we have no reason to believe the outcome of such proceedings will have a material adverse effect on the financial condition or results of operations of the Company.

Leases

The Company rented office space in Long Beach, New York at a monthly cost of $2,500 in 2022. The agreement was month to month and could be terminated on 30 days notice. The lease agreement was terminated in July 2022. The agreement was between the Company and Bridgeworks LLC, an entity principally owned by Mr. Beck, the Company’s former CEO and Director and his family.

In July 2022, the Company signed a new lease agreement for one year and moved its headquarters to Denver, Colorado. The office monthly lease cost is approximately $1,500 per month. The Company did not renew the lease agreement after July 2023.

Rent expense included in general and administrative on the Consolidated Statements of Operations for the six months ended June 30, 2023 was approximately $8,000. For the six months ended June 30, 2022, rent expense was approximately $80,000, inclusive of short-term leases of which $13,000 was for continuing operations and $67,000 for discontinued operations.

NOTE 12 – COMMITMENTS AND CONTINGENCIES

Legal Matters

From time to time the Company is a party to various legal or administrative proceedings arising in the ordinary course of our business. While any litigation contains an element of uncertainty, we have no reason to believe that the outcome of such proceedings will have a material adverse effect on the financial condition or results of operations of the Company.

Executive Compensation

As of December 31, 2022,  the Company had employment agreements with members of the management team providing base salary amounts and provisions for stock compensation, cash bonuses and other benefits to be granted at the discretion of the Board of Directors. Additionally, certain employment agreements include provisions for base salary, bonus amounts upon meeting certain performance milestones, severance benefits for involuntary termination from a change in control or other events as defined in their respective agreements. Additionally, the vesting of certain awards could be accelerated upon a change in control (as defined) or by action of the Board of Directors.

Starting in fiscal year 2022 the Company adopted the new 401 (k) plan where employer matches 100% of the employees contribution up to 3% of their salaries and 50% of the employee’s contribution (including both executives and other employees) between greater than 3% and less than 5% of their salaries.

Leases

The lease related balances included in the Consolidated Balance Sheet as of December 31, 2022 and 2021 were as follows:

	2022	2021
Current portion of operating lease ROU assets - included in current assets held for sale	$-	$76,454
Total operating lease assets	$-	$76,454

Liabilities

Current portion of ROU liabilities - included in current liabilities held for sale	$-	$69,812
Total operating lease liabilities	$-	$69,812

The Company rented office space in Long Beach, New York at a monthly cost of $2,500 in 2022 and 2021, respectively. The agreement is month to month and could be terminated on 30 days notice. The lease agreement was terminated in July 2022. The agreement was between the Company and Bridgeworks LLC, an entity principally owned by Mr. Beck, our former CEO and Director and his family.

In July 2022, the Company signed a new lease agreement for one year and moved its headquarters to Denver, Colorado. The office monthly lease cost is approximately $1,500 per month.

Rent expense included in general and administrative on the Consolidated Statements of Operations for the years ended December 31, 2022 and 2021 was approximately $25,000 and $47,000, respectively. Rent expense included in loss from discontinued operations on the Consolidated Statements of Operations for the years ended December 31, 2022 and 2021 was approximately $90,000 and $140,000, respectively.